CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock Shares	Additional Paid-In Capital	Accumulated Deficit
Balance - January 1, 2015 at Jan. 01, 2015		1,432,620
Balance - January 1, 2015 at Jan. 01, 2015	$ (38,910)	$ 1,433	$ 5,088,968	$ (5,129,311)
Net income
Balance - December 31, 2015 at Dec. 31, 2015		143,620
Balance - December 31, 2015 at Dec. 31, 2015	(38,910)	$ 1,433	5,088,968	(5,129,311)
Net income
Balance - December 31, 2015 at Dec. 31, 2016		143,620
Balance - December 31, 2015 at Dec. 31, 2016	$ (38,910)	$ 1,433	$ 5,088,968	$ (5,129,311)